Unaudited Interim Condensed Consolidated Statements of Financial Position (Parentheticals) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Statement of financial position [abstract]
Common stock, par value (in Dollars per share)	$ 0.003	$ 0.003
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	17,587,388	17,356,090
Common stock, shares outstanding	17,587,388	17,356,090